UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM ABS-15G

ASSET-BACKED SECURITIZER REPORT

Pursuant to Section 15G of

the Securities Exchange Act of 1934

Check the appropriate box to indicate the filing obligation to which this form is intended to satisfy:

☐	Rule 15Ga-1 under the Exchange Act (17 CFR 240.15Ga-1) for the reporting period to

Date of Report (Date of earliest event reported):

(Exact name of securitizer as specified in its charter)

(Commission File Number of securitizer)	(Central Index Key Number of securitizer)

Name and telephone number, including area code, of the person to contact in connection with this filing

Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15Ga-1(c)(1)  ☐

Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga-1(c)(2)(i)  ☐

Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15Ga-1(c)(2)(ii)  ☐

☒  Rule 15Ga-2 under the Exchange Act (17 CFR 240.15Ga-2)

Carvana Auto Receivables Trust 2020-P1

(Exact name of issuing entity as specified in its charter)

Central Index Key Number of depositor: 0001770373

Central Index Key Number of issuing entity (if applicable): 0001801738

Central Index Key Number of underwriter (if applicable): N/A

Paul Breaux, Vice President and Secretary

(480) 719-8809

Name and telephone number, including area code, of the person to contact in connection with this filing

PART II - FINDINGS AND CONCLUSIONS OF THIRD-PARTY DUE DILIGENCE REPORTS

Item 2.01 Findings and Conclusions of a Third Party Due Diligence Report Obtained by the Issuing Entity

See Report of Independent Accountants on Applying Agreed-Upon Procedures dated November 24, 2020 furnished as Exhibit 99.1 to this report (the “Report”). This Form ABS and the accompanying Report replace the report of independent accountants applying agreed upon procedures dated March 6, 2020, filed by Carvana Receivables Depositor LLC on March 9, 2020.

Exhibit No.	Description

Exhibit 99.1	Report of Independent Accountants on Applying Agreed-Upon Procedures dated November 24, 2020.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.

CARVANA RECEIVABLES DEPOSITOR LLC

(Depositor)

		By:	/s/ Mike McKeever

			Name:	Mike McKeever

			Title:	President

Date:	November 24, 2020